Borrowings - Schedule of Outstanding Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Roll Forward]
Beginning Borrowings	$ 1,068,584	$ 960,159
Recognition of deferred debt issue costs	(8,633)
Accretion/derecognition of borrowings discount	158
Recognition of new borrowings discount	(35,620)
Net gain on modification and extinguishment	(17,703)
Proceeds from new borrowings	233,482
New borrowings through refinancing	179,547	0
Borrowings acquired in business combination	13,523
Repayments of borrowings	(25,419)
Settlement of borrowings through refinancing	(173,380)
Premiums and fees from repayments of borrowings	(2,697)
Accrued interest	57,348
Amortization of deferred debt issue costs	9,208
Foreign currency exchange difference	670	(2,777)
Ending Borrowings	$ 1,299,068	$ 1,068,584	$ 960,159